Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Purchased power costs	$ 2,899	$ 2,875
Revenues for transmission services	6,150	5,990
The Province [Member]
Related Party Transaction [Line Items]
Dividends	$ 275	301
Ownership percentage	47.40%
IESO [Member]
Related Party Transaction [Line Items]
Purchased power costs	$ 1,636	1,583
Funding received related to CDM programs	62	59
OPG [Member]
Related Party Transaction [Line Items]
Purchased power costs	10	9
Costs related to the purchase of services	0	1
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	9	8
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power costs	2	2
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	8	8
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	477	357
Transmission [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,686	1,578
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,615	1,521
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	239	247
Distribution [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	4,422	4,366
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	$ 35	$ 32